November 1, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century International Bond Funds (the "Registrant")
1933 Act File No. 33-43321, Post-Effective Amendment No. 32
1940 Act File No. 811-6441, Amendment No. 33

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the Registrant hereby submits for filing the Amendment to the Registration Statement on Form N-1A.

The principal purposes of this amendment are to (i) add a new series of the Registrant, the Global Bond Fund and (ii) make certain other non-material changes deemed appropriate by the Registrant.

Please consider this a request for selective review pursuant to Investment Company Act Release No. 13768. This fund has a unique investment strategy, which is described in the Fund Summary and the Objectives, Strategies and Risks sections of the fund’s prospectus. However, other aspects of the fund, such as descriptions of class types, methods for buying and selling shares, tax disclosure and other required disclosure is substantially similar to the prospectus of the other fund of the Registrant, previously reviewed by the Commission. Accordingly, we ask that you focus your review on the Investment Objective, Principal Investments, Principal Risks and Objectives, Strategies and Risks sections of the prospectus.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3224.

Sincerely,

/s/ Christine J. Crossley

Christine J. Crossley
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com